Investments in associates and joint arrangements - Associates (Details) € in Millions, Ksh in Billions	12 Months Ended
	Mar. 31, 2019 EUR (€) shares	Mar. 31, 2018 EUR (€)	Mar. 31, 2017 EUR (€)	Mar. 31, 2019 KES (Ksh)	Mar. 31, 2019 EUR (€)
Investments in associates and joint arrangements
Investment in associates		€ 441			€ 553
Other comprehensive expense	€ 3	1	€ 2
Total comprehensive (expense)/income	€ (1,121)	(245)	€ (133)
Safaricom Limited
Investments in associates and joint arrangements
Percentage of shareholding in associate	40.00%
Number of non-voting shares | shares	2
Fair value of investment in associate		3,898		Ksh 441
Investment in associates		441			€ 553
Profit from continuing operations	€ 216	187
Total comprehensive (expense)/income	€ 216	€ 187